Goodwill - Components of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Costs:
Beginning balance	$ 3,760	$ 1,798
Acquisition of CMSI		1,829
Exchange of difference	(68)	133
Ending balance	3,692	3,760
Accumulated goodwill impairment loss:
Beginning balance
Ending balance
Goodwill, net	$ 3,692	$ 3,760